Disclosures about Fair Value of Assets - Fair value measurements of assets recognized in balance sheets on recurring basis (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	$ 87,473,332	$ 96,684,897
Fair Value, Measurements, Recurring | U.S. Government agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	15,938,697	9,958,273
Fair Value, Measurements, Recurring | Mortgage-backed securities (Government-sponsored enterprises - residential)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	23,178,395	41,419,921
Fair Value, Measurements, Recurring | Municipal bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	$ 48,356,240	$ 45,306,703
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Government agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities (Government-sponsored enterprises - residential)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Municipal bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | U.S. Government agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	$ 15,938,697	$ 9,958,273
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Mortgage-backed securities (Government-sponsored enterprises - residential)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	23,178,395	41,419,921
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Municipal bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale	$ 48,356,240	$ 45,306,703
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | U.S. Government agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Mortgage-backed securities (Government-sponsored enterprises - residential)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Municipal bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Available for sale